SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($) $ in Millions	Dec. 30, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Government assistance	$ 10.1	$ 10.2